INCOME TAX	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
INCOME TAX [Text Block]

10. INCOME TAX

(a) Income tax expense

	Years ended December 31,
	2022	2021
Current income tax:
Current expense	1,156	3,203
Current tax adjustments related to prior periods	(264)	-
Current income tax expense	892	3,203
Deferred income tax:
Origination and reversal of temporary differences	5,405	31,129
Deferred tax adjustments related to prior periods	535	9
Deferred income tax expense	5,940	31,138
Income tax expense	6,832	34,341

(b) Effective tax rate reconciliation

	Years ended December 31,
	2022	2021
Income tax expense (recovery) at Canadian statutory rate of 36.5%	(6,984)	25,840
Permanent differences	10,136	13,110
Foreign tax rate differential	64	96
Unrecognized tax benefits	3,344	(4,714)
Deferred tax adjustments related to prior periods	272	9
Income tax expense	6,832	34,341

(c) Deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at December 31,
	2022	2021
Property, plant and equipment	(226,123)	(190,768)
Other financial assets	8,222	6,156
Provisions	29,721	22,746
Tax loss carry forwards	111,925	91,680
Deferred tax liability	(76,255)	(70,186)

(d) Unrecognized deferred tax assets and liabilities

	As at December 31,
	2022	2021
Deductible temporary differences:
Debt	86,745	56,921
Losses and tax pools	28,082	30,523
Other financial assets	14,078	13,879
Deferred tax asset:
Debt	11,658	7,655
Losses and tax pools	7,582	8,241
Other financial assets	1,900	1,873

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits. There are no unrecognized deferred tax liabilities.

Losses and tax pools of $28,082 (2021: $30,523) relate to non-capital losses in Canada which expire between 2027 and 2039.